Subsequent Events (Details) - Subsequent Event - Senior Notes - USD ($)	Feb. 25, 2020	Jan. 22, 2020
$1 Billion Senior Floating Rate Notes Maturing February 24, 2023
Debt Instrument [Line Items]
Debt issued	$ 1,000,000,000.0
$1 Billion Senior Floating Rate Notes Maturing February 24, 2023 | 3-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate - LIBOR Plus	0.325%
$500 Million Senior Fixed-To-Floating Rate Notes Maturing February 24, 2023
Debt Instrument [Line Items]
Debt issued	$ 500,000,000
Stated interest rate	1.74%
$500 Million Senior Fixed-To-Floating Rate Notes Maturing February 24, 2023 | 3-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate - LIBOR Plus	0.323%
Parent Company | Senior Notes Maturing January 22, 2030
Debt Instrument [Line Items]
Debt issued		$ 2,000,000,000.0
Stated interest rate		2.55%